Acquisitions and Disposals - 2020 and 2019 Acquisitions - Additional Information (Detail) $ / shares in Units, € in Millions, £ in Millions, $ in Billions				5 Months Ended	11 Months Ended	12 Months Ended
	May 20, 2021 GBP (£) shares	Sep. 28, 2020 GBP (£)	Apr. 01, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 GBP (£)	May 20, 2021 $ / shares	Jul. 31, 2019 GBP (£)	Jan. 22, 2019 GBP (£)	Jan. 22, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration value								£ 104
Fair value assets						£ 13,543	£ 15,632
Goodwill				£ 10,562	£ 10,562	10,552	10,597	10,562
Cash consideration				12	12			12
Total profit on disposal							2,795	201
Recognition of interest in Consumer Healthcare Joint Venture								14,969
Assets (liabilities)						21,342	20,808
Innoviva Inc [member]
Disclosure of detailed information about business combination [line items]
Goodwill							85
Assets (liabilities)							446
Pfizer Consumer Healthcare Business [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised												£ 3,900
Consumer Health Care Bangladesh [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration							478
Embedded Derivative [member]
Disclosure of detailed information about business combination [line items]
Fair value assets				240	240			240		£ 100
Pfizer's Consumer Health Business [member]
Disclosure of detailed information about business combination [line items]
Goodwill				3,854	3,854			3,854
Additional Estimated Group Turnover Before Business Acquisition								1,500
Revenue of acquiree since acquisition date				1,200
Holding of non controlling interest in subsidiary company				3,577	3,577			£ 3,577
Transaction costs recognised										£ 77
Pfizer's Consumer Health Business [member] | GSK [Member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture								68.00%	68.00%
GSK consumer health care [member]
Disclosure of detailed information about business combination [line items]
Recognition of interest in Consumer Healthcare Joint Venture								£ 6,887
Pfizer [member] | Pfizer's Consumer Health Business [member]
Disclosure of detailed information about business combination [line items]
Percentage of holding in joint venture								32.00%	32.00%
2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Total consideration value						10
Cash consideration						1
Disposal groups classified as held for sale [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership								72.50%	72.50%
Number of Ownership Shares | shares								133.8	133.8
Disposal groups classified as held for sale [member] | Other disposals of assets [member] | GSK Consumer Healthcare Limited [member]
Disclosure of detailed information about business combination [line items]
Forward foreign exchange contracts value								£ 1,700
Further contract value of net investment hedges								600
Associates [member]
Disclosure of detailed information about business combination [line items]
Cash investment in associates and joint ventures							4	27
Cash consideration paid							£ 4		€ 11
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership							5.70%
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | 2020 disposals [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid			£ 395
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | Disposal groups classified as held for sale [member] | Other disposals of assets [member]
Disclosure of detailed information about business combination [line items]
Total consideration value								3,100
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | Disposal groups classified as held for sale [member] | 2020 disposals [Member] | Bangladesh Consumer Healthcare [Member]
Disclosure of detailed information about business combination [line items]
Total consideration value							£ 177
Tesaro, Inc.[member]
Disclosure of detailed information about business combination [line items]
Goodwill				£ 1,169	1,169			1,169
Percentage acquired													100.00%	100.00%
Cash consideration													£ 3,900	$ 5.0
Revenue of acquiree since acquisition date					£ 200
Transaction costs paid								£ 31
Pfizer Biotech Corporation Taiwan [member]
Disclosure of detailed information about business combination [line items]
Non-cash consideration		£ 129
Goodwill		£ 124					124
Percentage acquired		55.00%
Cash consideration		£ 21
Holding of non controlling interest in subsidiary company		14
Other assets		18
Assets (liabilities)		£ 20
Horlicks [Member]
Disclosure of detailed information about business combination [line items]
Derivative							240
Business combinations [member] | 2020 disposals [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid							£ (786)
Business combinations [member] | 2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Total consideration value						10
Total profit on disposal						£ 24
Business combinations [member] | Associates And Joint Ventures Two Thousand And Twenty One Disposals | Innoviva Inc [member]
Disclosure of detailed information about business combination [line items]
Investment owned number of shares disposed off | shares	32
Disposal of interest in associates consideration receivable per share | $ / shares											$ 12.25
Gross proceeds from disposal of interest in associates	£ 392